FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Current assets	$ 18,312	$ 15,418
Non-current assets	71,186	48,801
Total assets	89,498	64,219
Liabilities
Current liabilities	16,954	13,912
Non-current liabilities	54,079	37,307
Total liabilities	71,033	51,219
Interest of others in operating subsidiaries	12,855	8,722
Preferred securities	1,490	15
Unitholder equity	4,120	4,263
USD
Assets
Current assets	7,452	5,784
Non-current assets	32,465	19,698
Total assets	39,917	25,482
Liabilities
Current liabilities	6,696	4,801
Non-current liabilities	32,102	21,328
Total liabilities	38,798	26,129
Interest of others in operating subsidiaries	1,862	874
Preferred securities	1,490	15
Unitholder equity	(2,233)	(1,536)
AUD
Assets
Current assets	1,336	1,181
Non-current assets	11,257	5,384
Total assets	12,593	6,565
Liabilities
Current liabilities	1,821	1,283
Non-current liabilities	7,759	3,226
Total liabilities	9,580	4,509
Interest of others in operating subsidiaries	1,649	887
Preferred securities	0	0
Unitholder equity	1,364	1,169
GBP
Assets
Current assets	2,888	2,260
Non-current assets	2,584	1,726
Total assets	5,472	3,986
Liabilities
Current liabilities	3,505	3,005
Non-current liabilities	941	555
Total liabilities	4,446	3,560
Interest of others in operating subsidiaries	773	178
Preferred securities	0	0
Unitholder equity	253	248
CAD
Assets
Current assets	1,332	1,300
Non-current assets	6,347	6,692
Total assets	7,679	7,992
Liabilities
Current liabilities	1,315	1,470
Non-current liabilities	3,071	3,220
Total liabilities	4,386	4,690
Interest of others in operating subsidiaries	1,801	1,815
Preferred securities	0	0
Unitholder equity	1,492	1,487
EUR
Assets
Current assets	2,126	2,167
Non-current assets	9,177	8,210
Total assets	11,303	10,377
Liabilities
Current liabilities	1,497	1,543
Non-current liabilities	5,802	5,901
Total liabilities	7,299	7,444
Interest of others in operating subsidiaries	2,684	2,051
Preferred securities	0	0
Unitholder equity	1,320	882
BRL
Assets
Current assets	1,411	771
Non-current assets	5,882	4,011
Total assets	7,293	4,782
Liabilities
Current liabilities	1,220	657
Non-current liabilities	3,807	2,519
Total liabilities	5,027	3,176
Interest of others in operating subsidiaries	1,568	1,086
Preferred securities	0	0
Unitholder equity	698	520
INR
Assets
Current assets	529	509
Non-current assets	982	1,265
Total assets	1,511	1,774
Liabilities
Current liabilities	358	557
Non-current liabilities	356	264
Total liabilities	714	821
Interest of others in operating subsidiaries	422	553
Preferred securities	0	0
Unitholder equity	375	400
Other
Assets
Current assets	1,238	1,446
Non-current assets	2,492	1,815
Total assets	3,730	3,261
Liabilities
Current liabilities	542	596
Non-current liabilities	241	294
Total liabilities	783	890
Interest of others in operating subsidiaries	2,096	1,278
Preferred securities	0	0
Unitholder equity	$ 851	$ 1,093